Effect of changes and other accounting matters on insurance assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Asia insurance operations
Effect of changes and other accounting matters
Non-recurring items included in operating profit based on longer-term investment returns	$ 142	$ 126	$ 96